Notes Payable - Schedule of Fair Value of the Derivative Liability (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of the Derivative Liability [Abstract]
Beginning, balance	$ 4,689	$ 2,146	$ 6,944
Additions
Fair value loss (gain)	1,149	2,543	(3,450)
Conversions			1,348
Ending, balance	$ 5,838	$ 4,689	$ 2,146